SCHEDULE OF INVESTMENT IN PROPERTY AND PLANT (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation for the period	$ 53,498		$ 59,305	$ 74,429
Total investment in property and plant	$ 51,515	$ 34,149	138,343	32,479
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total investment in property and plant			39,432	17,874
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total investment in property and plant			587	371
Handphone [Member]
Property, Plant and Equipment [Line Items]
Total investment in property and plant			11,216	3,393
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total investment in property and plant			2,792	6,497
Renovation [Member]
Property, Plant and Equipment [Line Items]
Total investment in property and plant			84,316	4,066
Investment Property [Member]
Property, Plant and Equipment [Line Items]
Total investment in property and plant			138,343	32,479
Electrical Fittings [Member]
Property, Plant and Equipment [Line Items]
Total investment in property and plant				$ 278